GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
General And Administrative Expenses

16. GENERAL AND ADMINISTRATIVE EXPENSES

For the three months ended March 31, 2022 and 2021, general and administrative expenses were comprised of:

	Three Months Ended
	March 31,	March 31,
(in thousands)	2022	2021
Salaries and benefits	$970	$981
Professional fees	259	482
Share-based compensation	161	287
Administrative	774	710
Total general and administrative expenses	$2,164	$2,460

16. GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended December 31, 2021, 2020 and 2019, general and administrative expenses were comprised of:

	Years Ended
	December 31,	December 31,	December 31,
(in thousands)	2021	2020	2019
Salaries and benefits	$6,234	$5,032	$12,697
Professional fees	1,924	1,650	2,229
Share-based compensation	1,355	2,200	3,385
Goodwill impairment	357	-	-
Administrative	4,037	2,880	5,162
Transaction and other special charges (1)	-	-	2,341
Total general and administrative expenses	$13,907	$11,762	$25,814

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(1) Includes charges associated with acquisitions and the Company’s reverse takeover.